Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Information About Reported Segments

The table below presents information about segments for the year ended December 31, 2025:

Year ended December 31, 2025
	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$4,426,868	$5,473,389	$2,261,162	$12,161,419
Cost of revenue	1,476,701	310,362	401,520	2,188,583
Gross profit	2,950,167	5,163,027	1,859,642	9,972,836

Expenses
People	6,254,527	4,545,813	393,025	11,193,365
Marketing and advertising	2,160,168	155,237	558,059	2,873,464
Technology	926,334	272,926	83,839	1,283,099
Other segment expenses[1]	2,223,686	535,823	198,407	2,957,915
Total expenses	11,564,715	5,509,799	1,233,330	18,307,843
Segment Adjusted EBITDA	(8,614,548)	(346,772)	626,312	(8,335,007)
Transaction, PubCo. Expenses and Stock-based compensation	8,819,671	71,320	88,511	8,979,501
Adjusted EBITDA	$(17,434,219)	$(418,092)	$537,801	$(17,314,508)

[1]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, insurance expenses, and expenses related to licenses.

The table below presents information about segments for the year ended December 31, 2024:

Year ended December 31, 2024
	Banzai Operating	OpenReel	Vidello[1]	Total Consolidated
Revenue	$4,305,429	$222,450	$—	$4,527,879
Cost of revenue	1,407,564	14,978	—	1,422,542
Gross profit	2,897,865	207,472	—	3,105,337

Expenses
People	6,209,488	17,642	—	6,227,130
Marketing and advertising	1,587,085	5,020	—	1,592,105
Technology	861,775	112,429	—	974,204
Other segment expenses[2]	811,519	6,856	—	818,375
Total expenses	9,469,867	141,947	—	9,611,814
Segment Adjusted EBITDA	(6,572,002)	65,525	—	(6,506,477)
Transaction, PubCo. Expenses and Stock-based compensation	6,912,309	—	—	6,912,309
Adjusted EBITDA	$(13,484,311)	$65,525	$—	$(13,418,786)

[1]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore is presented at $0 for comparative purposes.

[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.

Summary of Reconciliation Between Reportable Segment Adjusted EBITDA to Consolidated Net Loss Before Income Taxes

A reconciliation between EBITDA by reportable segment to consolidated net loss before income taxes for the years ended December 31, 2025, and 2024 is as follows:

	December 31, 2025	December 31, 2024
EBITDA by segment
Banzai Operating Co.	$(17,434,219)	$(13,484,311)
OpenReel	(418,092)	65,525
Vidello	537,801	—
Total	(17,314,510)	(13,418,786)

Reconciliation to loss before income taxes:
Interest income	(2,955)	(10)
Interest expense	-	-
Interest expense – related party	1,156,984	3,047,101
Depreciation and amortization expense	1,150,471	24,179
Loss on conversion of liabilities	-	11,338,284
Gain on extinguishment of liabilities, net	(2,085,895)	390,801
Gain on release of Vidello revenue holdback	(973,000)	-
Vidello earnout expense	485,720	-
Failed acquisition costs	1,382,002	-
Loss on Yorkville SEPA advances	974,079	-
GEM settlement fee expense	-	200,000
Yorkville prepayment premium expense	-	80,760
Loss on debt issuance	5,580,835	653,208
Changes in fair value of financial instruments	(3,052,229)	(478,288)
Goodwill impairment	-	2,725,460
Other	(726,572)	113,108
Loss before income taxes	$(21,203,950)	$(31,513,389)

Summary of Company's Revenue Generated by Saas Product

The following table presents the Company’s percentage of revenue generated by SaaS product for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
Revenue %	2025	2024
Reach	2.2%	3.8%
Demio	34.2%	91.0%
OpenReel [1]	45.0%	5.2%
Vidello [2]	18.6%	—%
Total	100.0%	100.0%